Current and Non-current Financial liabilities, net (Tables)	12 Months Ended
Dec. 31, 2021
Current And Non-current Financial Liabilities Net
Financial liabilities

	Interest Rate	Maturity Date		December 31, 2021(1)	December 31, 2020(1)
2021 Convertible Debts, net	5%	2022	(2)	23,568	—
Of which principal and accumulated interest expenses				30,291	—
Of which unamortized debt discounts and debt issuance costs				(6,723)	—
Secured Long Term Loan, net	12.7%	2023		13,290	—
Long Term Loan, net	4.5%	2026		3,690	3,941
Long Term Loan, net	5.4%	2024		1,937	—
Other financial liabilities	2.6%	Varias		1,045	238
Promissory Notes	18%	2021		—	587
Promissory Notes	8%	2021		—	429
Revolving Credit	9%	2021		—	1,694
Total Financial Liabilities, net				43,530	6,889
Of which classified as Current Financial Liabilities, net				25,473	2,861
Of which classified as Non-Current Financial Liabilities, net				18,057	4,028

Future repayments

Year ending December 31:
2022	$31,918
2023	16,906
2024	1,252
2025	957
Thereafter	851
Total future repayments of principal	$51,884

Interest expenses

Schedule of Interest expenses, net	Year Ended December 31,
	2021	2020
2021 Convertible debts	$2,063	$—
Of which Amortization of debt discount and issuance costs related to 2021 Convertible Debts	1,772	—
Of which Interest expenses related to 2021 Convertible Debts	291	—
Secured Long Term Loan	1,342	—
Other financial liabilities	854	2,144
Total Interest expenses related to Financial liabilities	$4,259	$2,144
Other interest expenses not related to Financial liabilities	32	88
Total Interest expenses, net	$4,291	$2,232